Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of basic and diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of basic and diluted net loss per share [Abstract]
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary shares	$ (68,801,252)	$ (39,865,640)	$ (31,513,178)
Weighted average ordinary stock outstanding - basic and diluted	334,907,324	221,984,037	201,005,995
Net loss per ordinary share attributable to owners of the Company - basic and diluted	$ (0.21)	$ (0.18)	$ (0.16)